Expense Example, No Redemption - DWS Emerging Markets Equity Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 689
3 Years	963
5 Years	1,257
10 Years	2,092
Class T
Expense Example, No Redemption:
1 Year	368
3 Years	639
5 Years	931
10 Years	1,759
Class C
Expense Example, No Redemption:
1 Year	197
3 Years	634
5 Years	1,097
10 Years	2,380
Class R6
Expense Example, No Redemption:
1 Year	96
3 Years	377
5 Years	678
10 Years	1,536
INST Class
Expense Example, No Redemption:
1 Year	96
3 Years	321
5 Years	564
10 Years	1,262
Class S
Expense Example, No Redemption:
1 Year	104
3 Years	348
5 Years	612
10 Years	$ 1,365